Lease Commitments (Schedule of Maturities of Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2026	$ 120,729
2027	89,281
2028	66,057
2029	57,318
2030	54,812
2031 and thereafter	339,486
Total lease payments	727,683
Less imputed interest	152,482
Operating lease liability	$ 575,201	$ 538,969